Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Earnings and distributed dividends percentage	100.00%
Diluted loss per share (in Shares)	4,630,228	9,910,940
Initial public offering total amount (in Dollars)	$ 6,695		$ 313
Employee compensation percentage			8.33%
Receivable amount (in Dollars)			$ 35	$ 29
Deferred revenue (in Dollars)			$ 31	$ 33
Debt instrument percent			10.00%
New debt instrument percentage			10.00%
Carrying amount percentage			10.00%
Percentage of dividend			100.00%
Weighted average number of ordinary shares related to outstanding (in Shares)			9,067,438	8,957,327	8,842,202
Convertible Advance Investments [Member]
Significant Accounting Policies (Details) [Line Items]
Investment percentage			200.00%